PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2022
PREPAYMENTS AND OTHER RECEIVABLES
Summary of Prepayments And Other Receivables

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Prepayments:
- Prepayments to CRO vendors	79,568	70,560	10,534
- Prepayments for other services	906	11,850	1,769
- Prepayments to an affiliate (Note 19)	8,079	—	—
Value-added tax recoverable	89,578	15,725	2,348
Rental deposits	616	2,000	299
Others	12,077	869	130
	190,824	101,004	15,080